[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                               December 31, 1999
--------------------------------------------------------------------------------

International Solutions I --
Conservative Growth

International Solutions II --
Balanced Growth

International Solutions III --
Moderate Growth

International Solutions IV --
Long-term Growth

International Solutions V --
Aggressive Growth

Market Commentary

As the new year began across the globe, it marked the close of a century full of events. Nineteen ninety-nine marked the 10-year anniversary of the fall of the Berlin Wall. Over the past 10 years, the Soviet bloc countries were able to progress toward a more market-driven economy, similar to that of other European countries. China followed suit by signing an agreement with the US, and which opened a path for its participation in the World Trade Organization. Following this milestone, the Chinese government announced that it would reduce its role in its domestic economy over the next five years. According to our research, increased interaction and trade-improved relations among European countries and the Americas has had a dramatic impact on the world economies. From the inception of International Solutions on July 1, 1999 through December 31, 1999, Hong Kong's Hang Seng Index was up 25.3%; the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index was up 18.9%; the MSCI Emerging Markets Free Latin America Index was up 21.2%; the MSCI Asia Pacific (Excluding-Japan) Index was up 11.6%; and the MSCI World Index was up 15.1%. This was a good time to be investing internationally.

     Over the last year, Japan experienced low inventory levels, which in our view resulted in increased industrial production. As a result, we believe investors began investing in Japan with a renewed confidence in the economy coupled with the recovery of many Japanese companies. According to our research, contributing to the optimism for Japan in 1999 was the government's aggressive fiscal policy. Not to be excluded from the recovery swing, our research indicates that the Asia Pacific region experienced a stronger-than-expected rebound with increased exports and more domestic demand for goods and services.

     Our research confirms that economic activity accelerated steadily in Europe over the course of 1999. Europe, following the introduction of the euro in January 1999, went through a period of consolidation, which we believe forced management to look for greater efficiencies. Restructuring played a major role in many European businesses and assisted their efforts to eliminate the excess from cost structures.

     In Brazil, where its currency, the real, was devalued in January 1999, according to our research GDP and inflation were only mildly affected.

     With the shift to more market-friendly policies, companies now have

ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Ivy Management, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.821.4347

Board of Trustees
-----------------
James W. Broadfoot
Keith J. Carlson
Ian Carmichael
P. Rodney Cunningham
Gary R. Ellis

Officers
--------
Keith J. Carlson, Chairman
James W. Broadfoot, President
Ted A. Parkhill, Vice President
C. William Ferris, Secretary/Treasurer

Legal Counsel
-------------
Dechert Price & Rhoads
Boston, Massachusetts

Custodian
---------
Brown Brothers Harriman & Co.
Boston, Massachusetts

Transfer Agent
--------------
Ivy Mackenzie Services Corp.
P.O. Box 3022
Boca Raton, Florida 33431-0922
800.821.4350

Auditors
--------
PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

Distributor
-----------
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.821.4347

[GRAPHIC OMITTED]

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

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------

access to more channels of distribution than ever before. We believe that foreign economies strengthened throughout 1999 as the effects of increased trade, domestic demand, and relaxed government policies stimulated the global markets.

The Five International Solutions Funds

The core concept of the International Solutions asset allocation program is to construct well-diversified investment portfolios of international mutual funds that are less volatile than portfolios that emphasize a particular investment style or region, while providing exposure to capital markets that we believe are expected to offer attractive long-term returns based on their respective levels of risk. The approach is specifically strategic in that it is based on assessments of the long-term risk and return characteristics and capabilities of these markets, not on short-term relative investment outcomes among them.

     The five International Solutions portfolios can be represented by successive points along a risk/return continuum, ranging from lower risk and lower expected return to higher risk and higher expected return. Each Fund typically invests in eight to 15 international funds that combine to provide an overall investment strategy that is consistent with the risk and return objectives of each International Solutions fund. The selection of the underlying funds that comprise each Fund's portfolio is based on Modern Portfolio Theory, which provides an analytical framework for transforming fund characteristics into a coherent portfolio structure. The ongoing monitoring and rebalancing carried out in an effort to maintain a more stable underlying fund composition provides a managed, disciplined approach to international investing.

     The following will detail the objectives, composition, and international market conditions that have affected the five International Solutions funds since their inception on July 1, 1999 through December 31, 1999.

INTERNATIONAL SOLUTIONS I --
CONSERVATIVE GROWTH

The primary investment objective of this Fund is capital preservation with moderate current income, and secondarily capital appreciation. Three of the underlying funds that make up the Conservative Growth Fund invest in fixed income securities, which accounted for 46% of the market value of the Fund. While our research shows these investments limited the volatility of the Fund between its launch on July 1, 1999 and the end of the year, the Fund's return has been adversely affected by this foreign bond content. This reflects the fact that the global bonds performed less favorably than global equities, excluding the US. Specifically, the Salomon World Government Bond Index returned 3.1% for the period, compared to 22.6% for the MSCI World (Excluding-US) Index.

     The Fund has a moderate degree of exposure to international equity markets through investment in eight equity funds. From July 1, 1999 through December 31, 1999, the Fund had exposure to the strong Japanese equity market, which was up 33.9% for the period as measured by the MSCI Japan Index. This helped to improve the Fund's return and offset the underperformance of the balance of the Pacific region during this period relative to Japan, and as measured by the MSCI Pacific Free (Excluding-Japan) Index, which was up 12.7%; and relative to overall global returns, excluding the US, as measured by the MSCI World (Excluding-US) Index, which was up 22.6%. The Fund benefited during the period from its international mandate, as many foreign equity markets (as measured by the MSCI Europe, Australasia, Far East (EAFE) Index, which was up 22.1%) had higher returns than the US equity market, as measured by the S&P 500 Index, which was up 7.7% for the same period. The exposure to emerging markets was small. Although the level of return derived from this asset class was positive, in our view, it had a modestly negative impact on the Fund's overall


2
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

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

return since it underperformed the other components of the Fund.


INTERNATIONAL SOLUTIONS II --
BALANCED GROWTH

The primary investment objective of the Balanced Growth Fund is a balance of capital appreciation and capital preservation, with moderate current income. The Fund's portfolio of underlying funds preserves some degree of stability normally associated with fixed income securities through a weighting of 25% of market value in foreign bonds. The majority of the Fund's investments--with a weighting of 75% of market value--were allocated to 10 international equity funds. The performance of the Fund has been somewhat adversely affected between its launch on July 1, 1999 and the end of the year by its foreign bond content. According to our research, global bonds performed less favorably than global equities, excluding the US. Specifically, the Salomon World Government Bond Index returned 3.1% for the period, compared to 22.6% for the MSCI World (Excluding-US) Index. Nonetheless, our research confirms that the bond content of this Fund moderately reduced its volatility.

     In terms of the allocation to the international equity markets, from July 1, 1999 through December 31, 1999, the Fund had exposure to the strong Japanese equity market, which was up 33.9% for the period as measured by the MSCI Japan Index. This helped to improve the Fund's return and offset the underperformance of the balance of the Pacific region during this period relative to Japan, and as measured by the MSCI Pacific Free (Excluding-Japan) Index, which was up 12.7%; and relative to overall global returns, excluding the US, as measured by the MSCI (Excluding-US) World Index, which was up 22.6%. The Fund benefited during the period from its international mandate, as many foreign equity markets (as measured by the MSCI EAFE Index, which was up 22.1%) had higher returns than the US equity market, as measured by the S&P 500 Index, which was up 7.7% for the same period. The Fund's exposure to emerging markets was modest. Although performance from this asset class was positive, it had a modestly negative impact on the Fund's return since it underperformed the other components of the Fund. This Fund's geographic exposure included a 47% weighting in the European markets, which outperformed the US equity market (as measured by the MSCI Europe Index, which was up 18.9%, and the S&P 500 Index, which was up 7.7%) during the period.

INTERNATIONAL SOLUTIONS III --
MODERATE GROWTH

The primary investment objective of this Fund is capital appreciation, with preservation of capital as a secondary objective. Nine of the underlying funds invest in equity securities; the exposure to fixed income securities, at 14% of the Fund, helps to mitigate short-term losses that may occur in volatile equity markets. The return of the Fund was somewhat adversely affected between its launch on July 1, 1999 and the end of 1999 by its foreign bond content. Global bonds performed less favorably than global equities, excluding the US. Specifically, the Salomon World Government Bond Index returned 3.1% for the period, compared to 22.6% for the MSCI World (Excluding-US) Index. Nonetheless, our research confirms that the bond content modestly reduced the volatility of the Fund.

     In terms of the allocation to the international equity markets, from July 1, 1999 through December 31, 1999, the Fund had exposure to the strong Japanese equity market, which was up 33.9% for the period as measured by the MSCI Japan Index. This helped to improve the Fund's return and offset the underperformance of the balance of the Pacific region during this period relative to Japan, and as measured by the MSCI Pacific Free (Excluding-Japan) Index, which was up 12.7%; and relative to overall global returns, excluding the US, as measured by the MSCI World (Excluding-US) Index, which was up 22.6%. The Fund benefited during the period from its international mandate, as many foreign


                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------

equity markets (as measured by the MSCI EAFE Index, which was up 22.1%) had higher returns than the US equity market, as measured by the S&P 500 Index, which was up 7.7% for the same period. The Fund's exposure to emerging markets was modest. Although performance from this asset class was positive, it had a modestly negative impact on the Fund's return since it underperformed the other components of the Fund. This Fund's geographic exposure included a 47% weighting in the European markets, which outperformed the US equity market (as measured by the MSCI Europe Index, which was up 18.9% and the S&P 500 Index, which was up 7.7%) during the period.

INTERNATIONAL SOLUTIONS IV --
LONG-TERM GROWTH

The investment objective of this Fund is capital appreciation without regard to current income. The 14 underlying funds invest only in equity securities, which is likely to cause greater fluctuations in the Fund's net asset value than would be the case with the Conservative Growth, Balanced Growth and Moderate Growth Funds, which have degrees of exposure to the historically less volatile fixed income markets.

     From July 1, 1999 through December 31, 1999, the Fund had exposure to the strong Japanese equity market, which was up 33.9% for the period as measured by the MSCI Japan Index. This helped to improve the Fund's return and offset the underperformance of the balance of the Pacific region during this period relative to Japan, and as measured by the MSCI Pacific Free (Excluding-Japan) Index, which was up 12.7%; and relative to overall global returns, excluding the US, as measured by the MSCI World (Excluding-US) Index, which was up 22.6%. The performance of the Fund reflects the favorable impact of the performance of developed and emerging markets relative to the US market during the period. The exposure to emerging markets was substantial, at a weighting of 33%. Although performance from this asset class was positive, it had a modestly negative impact on the Fund's return since it underperformed the other components of the Fund. This Fund's geographic exposure included a 49% weighting in the European markets, which outperformed the US equity market (as measured by the MSCI Europe Index, which was up 18.9% and the S&P 500 Index, which was up 7.7%) during the period.

INTERNATIONAL SOLUTIONS V --
AGGRESSIVE GROWTH

The investment objective of this Fund is aggressive capital appreciation without regard to current income. The 14 underlying funds invest predominantly in equity securities; approximately 44% of the holdings were in emerging market securities, which historically have higher projected growth rates than developed markets. The exposure to emerging markets was substantial. Although the contribution to performance by this asset class was positive, it had a modestly negative impact on the Fund's return since it underperformed other components of the Fund.

     From July 1, 1999 through December 31, 1999, the Fund had exposure to the strong Japanese equity market, which was up 33.9% for the period as measured by the MSCI Japan Index. This helped to improve the Fund's return and offset the underperformance of the balance of the Pacific region during this period relative to Japan, and as measured by the MSCI Pacific Free (Excluding-Japan) Index, which was up 12.7%; and relative to overall global returns, excluding the US, as measured by the MSCI World (Excluding-US) Index, which was up 22.6%. The performance of the Fund reflects the favorable impact of the outperformance of many developed and emerging markets relative to the US market (as measured by the S&P 500 Index) during the period. This Fund's geographic exposure included a 43% weighting in the European markets, which outperformed the US equity market (as measured by the MSCI Europe Index, which was up 18.9% and the S&P 500 Index, which was up 7.7%) during the period.


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          INTERNATIONAL SOLUTIONS I --
                               CONSERVATIVE GROWTH
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

EQUITY FUNDS -- 65.75%                            SHARES     VALUE
--------------------------------------------------------------------
Ivy International Fund II - Advisor Class ......  1,694    $  20,317
Ivy International Small Companies Fund -
   Advisor Class ...............................    634        7,912
Ivy Pan-Europe Fund - Advisor Class ............    813       10,232
Lazard Emerging Market Fund - Institutional
   Shares ......................................    936       10,019
Lazard International Small Cap Fund -
   Institutional Shares ........................    541        7,639
Scudder International Fund - Class A ...........    579       40,987
The Japan Fund, Inc. ...........................    609        9,995
Warburg Pincus International Equity Fund -
   Common Shares ...............................  1,733       48,091
                                                           ---------
Total Equity Funds (cost -- $130,375)...........             155,192
                                                           ---------
FIXED INCOME FUNDS -- 46.40% ...................
Ivy International Strategic Bond Fund -
   Advisor Class ...............................  9,265       91,723
Lazard International Fixed-Income Fund -
   Institutional Shares ........................    755        7,690
Scudder International Bond Fund ................  1,031       10,101
                                                           ---------
Total Fixed Income Funds
   (cost -- $107,062)...........................             109,514
                                                           ---------
TOTAL INVESTMENTS -- 112.15% ...................
 (cost -- $237,437) (a).........................             264,706
LIABILITIES, IN EXCESS OF OTHER
   ASSETS -- (12.15%) ..........................             (28,669)
                                                           ---------
NET ASSETS -- 100% .............................           $ 236,037
                                                           =========
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
 Gross unrealized appreciation .................           $  27,563
 Gross unrealized depreciation .................                (294)
                                                           ---------
  Net unrealized appreciation ..................           $  27,269
                                                           =========
Purchases and sales of securities other than short-term obligations aggregated $237,437 and $0, respectively, for the period ended
December 31, 1999.



                          INTERNATIONAL SOLUTIONS II --
                                 BALANCED GROWTH
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1999

EQUITY FUNDS -- 85.08%                            SHARES     VALUE
--------------------------------------------------------------------
BT Investment International Equity Fund (b).....  1,375    $  43,958
Ivy Asia Pacific Fund - Advisor Class ..........  1,603       12,773
Ivy Developing Nations Fund -
   Advisor Class ...............................    849        7,469
Ivy International Fund II - Advisor Class ......  2,893       34,690
Ivy International Small Companies Fund -
   Advisor Class ...............................    583        7,275
Lazard International Equity Fund -
   Institutional Shares ........................  2,317       40,058
Montgomery International Growth -
   Class R .....................................    311        7,286
Scudder Greater Europe Growth Fund .............    687       24,386
The Japan Fund, Inc. ...........................    292        4,797
Warburg Pincus Japan Growth Fund -
   Common Shares ...............................     86        2,959
                                                           ---------
Total Equity Funds (cost -- $158,638)...........             185,651
FIXED INCOME FUNDS -- 29.80%
Ivy International Strategic Bond Fund -
   Advisor Class (cost -- $65,144)..............  6,568       65,024
                                                           ---------
TOTAL INVESTMENTS -- 114.88%
 (cost -- $223,782) (a).........................             250,675
LIABILITIES, IN EXCESS OF OTHER
   ASSETS -- (14.88%) ..........................             (32,473)
                                                           ---------
NET ASSETS -- 100% .............................           $ 218,202
                                                           =========
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
 Gross unrealized appreciation .................           $  27,013
 Gross unrealized depreciation .................                (120)
                                                           ---------
  Net unrealized appreciation ..................           $  26,893
                                                           =========
Purchases and sales of securities other than short-term obligations aggregated $223,782 and $0, respectively, for the period ended
December 31, 1999.

                  The accompanying notes are an integral part
                          of the financial statements.


                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------
                         INTERNATIONAL SOLUTIONS III --
                                MODERATE GROWTH
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

EQUITY FUNDS -- 88.53%                           SHARES      VALUE
--------------------------------------------------------------------
Ivy China Region Fund - Advisor Class .........   8,009    $   72,322
Ivy International Fund II - Advisor Class .....  17,975       215,517
Ivy International Small Companies Fund -
   Advisor Class ..............................   9,170       114,445
Ivy Pan-Europe Fund - Advisor Class ...........  10,471       131,824
Lazard International Equity Fund -
   Institutional Shares .......................  11,608       200,704
Montgomery Emerging Markets Fund -
   Class R (b) ................................   7,765       101,094
Scudder International Fund - Class A ..........   2,635       186,433
Scudder Latin America Fund ....................   1,107        28,825
Warburg Pincus International Equity Fund -
   Common Shares ..............................   7,257       201,379
                                                           ----------
Total Equity Funds (cost -- $1,095,069)........             1,252,543
FIXED INCOME FUNDS -- 14.14%
Ivy International Strategic Bond Fund -
   Advisor Class (cost -- $199,689)............  20,210       200,082
                                                           ----------
TOTAL INVESTMENTS -- 102.67%
 (cost -- $1,294,758) (a)......................             1,452,625
LIABILITIES, IN EXCESS OF
   OTHER ASSETS -- (2.67%) ....................               (37,786)
                                                           ----------
NET ASSETS -- 100% ............................            $1,414,839
                                                           ==========
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
 Gross unrealized appreciation ................            $  157,867
 Gross unrealized depreciation ................                    --
                                                           ----------
  Net unrealized appreciation .................            $  157,867
                                                           ==========
Purchases and sales of securities other than short-term obligations aggregated $1,375,291 and $79,007, respectively, for the period ended December 31, 1999.



                         INTERNATIONAL SOLUTIONS IV --
                                LONG-TERM GROWTH
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

EQUITY FUNDS -- 101.86%                          SHARES      VALUE
---------------------------------------------------------------------
BT Investment International
   Equity Fund (b) ............................  11,731    $  375,030
Ivy Asia Pacific Fund - Advisor Class .........  11,030        87,906
Ivy China Region Fund - Advisor Class .........  19,553       176,560
Ivy Developing Nations Fund -
   Advisor Class ..............................  17,449       153,554
Ivy International Fund II - Advisor Class .....  20,125       241,301
Ivy International Small Companies Fund -
   Advisor Class ..............................  10,546       131,615
Ivy Pan-Europe Fund - Advisor Class ...........  14,167       178,366
Ivy South America Fund - Advisor Class ........  17,570       137,045
Lazard International Equity Fund -
   Institutional Shares .......................   7,644       132,162
Scudder Emerging Markets Growth Fund (b)          3,008        44,522
Scudder International Fund - Class A ..........   3,863       273,252
The Japan Fund, Inc. ..........................   3,054        50,120
Warburg Pincus International Equity Fund -
   Common Shares ..............................   8,058       223,619
Warburg Pincus Japan Small Company Fund
   - Common Shares ............................     885        24,427
                                                           ----------
TOTAL INVESTMENTS -- 101.86%
 (cost -- $1,923,258) (a)......................             2,229,479
LIABILITIES, IN EXCESS OF
   OTHER ASSETS -- (1.86%) ....................               (40,760)
                                                           ----------
NET ASSETS -- 100% ............................            $2,188,719
                                                           ==========
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
 Gross unrealized appreciation ................            $  306,221
 Gross unrealized depreciation ................                    --
                                                           ----------
  Net unrealized appreciation .................            $  306,221
                                                           ==========
Purchases and sales of securities other than short-term obligations aggregated $1,928,613 and $5,316, respectively, for the period ended December 31, 1999.

                  The accompanying notes are an integral part
                          of the financial statements.

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          INTERNATIONAL SOLUTIONS V --
                               AGGRESSIVE GROWTH
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

EQUITY FUNDS -- 106.27%                          SHARES     VALUE
------------------------------------------------------------------
Ivy Asia Pacific Fund - Advisor Class .........  4,265    $  33,990
Ivy China Region Fund - Advisor Class .........  2,766       24,976
Ivy Developing Nations Fund -
   Advisor Class ..............................  4,828       42,485
Ivy International Fund II - Advisor Class .....  4,769       57,178
Ivy International Small Companies Fund -
   Advisor Class ..............................  2,352       29,356
Ivy Pan-Europe Fund - Advisor Class ...........  2,753       34,659
Ivy South America Fund - Advisor Class ........  3,077       24,000
Lazard Emerging Markets Fund -
   Institutional Shares .......................  2,295       24,556
Lazard International Equity Fund -
   Institutional Shares .......................  3,647       63,055
Lazard International Small Cap Fund -
   Institutional Shares .......................  2,419       34,163
Montgomery Emerging Markets Fund -
   Class R (b) ................................  2,929       38,140
Scudder International Fund ....................    888       62,787
Scudder Pacific Opportunities Fund (b) ........    928       14,434
The Japan Fund, Inc. ..........................    660       10,827
                                                          ---------
TOTAL INVESTMENTS - 106.27%
 (cost -- $444,863) (a)........................             494,606
LIABILITIES, IN EXCESS OF OTHER
   ASSETS -- (6.27%) ..........................             (29,174)
                                                          ---------
NET ASSETS -- 100% ............................           $ 465,432
                                                          =========
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
 Gross unrealized appreciation ................           $  49,744
 Gross unrealized depreciation ................                  --
                                                          ---------
  Net unrealized appreciation .................           $  49,744
                                                          =========
Purchases and sales of securities other than short-term obligations aggregated $450,163 and $5,251, respectively, for the period ended
December 31, 1999.



FOOTNOTES TO PORTFOLIOS OF INVESTMENTS

(a) Cost is approximately the same for Federal income tax purposes.
(b) Non-income producing security.

                  The accompanying notes are an integral part
                          of the financial statements.


                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                                     INTERNATIONAL    INTERNATIONAL
                                                    SOLUTIONS I --   SOLUTIONS II --
                                                     CONSERVATIVE        BALANCED
                                                        GROWTH            GROWTH
------------------------------------------------------------------------------------
ASSETS
Investments, at value (a) .....................        $264,706        $250,675
Cash ..........................................              --              --
Receivables
 Fund shares sold .............................              --              --
 Manager for expense reimbursement ............          30,308          30,793
Deferred offering costs .......................          41,273          41,273
Other assets ..................................           2,599           2,587
                                                       --------        --------
  Total assets ................................         338,886         325,328
                                                       --------        --------
LIABILITIES
Payables
 Investments purchased ........................              --              --
 Fund shares repurchased ......................              --              --
 Management fee ...............................              43              44
 12b-1 service and distribution fees ..........              51              78
 Other payables to related parties ............          84,266          84,266
Due to custodian ..............................              --              --
Accrued expenses ..............................          18,489          22,738
                                                       --------        --------
  Total liabilities ...........................         102,849         107,126
                                                       --------        --------
NET ASSETS ....................................        $236,037        $218,202
                                                       ========        ========
Net assets consist of:
 Capital paid-in ..............................        $181,393        $163,051
 Undistributed net realized gain on investments           1,874           1,994
 Undistributed net investment income ..........          25,501          26,264
 Net unrealized appreciation on investments ...          27,269          26,893
                                                       --------        --------
NET ASSETS ....................................        $236,037        $218,202
                                                       ========        ========
CLASS A:
 Net assets, at value .........................        $ 40,298        $  5,495
                                                       --------        --------
 Shares outstanding ...........................           3,522             490
                                                       --------        --------
 Net asset value and redemption price per share        $  11.44        $  11.21
                                                       --------        --------
 Maximum offering price per share
  (net asset value x 100/94.25) (b) ...........        $  12.14        $  11.89
                                                       --------        --------
CLASS B:
 Net assets, at value .........................        $ 74,763        $ 88,987
                                                       --------        --------
 Shares outstanding ...........................           6,572           7,953
                                                       --------        --------
 Net asset value, offering price and redemption
  price per share (c) .........................        $  11.38        $  11.19
                                                       --------        --------
CLASS C:
 Net assets, at value .........................        $     --        $  5,810
                                                       --------        --------
 Shares outstanding ...........................              --             520(e)
                                                       --------        --------
 Net asset value, offering price and redemption
  price per share (d) .........................        $     --        $  11.18
                                                       --------        --------
ADVISOR CLASS
 Net assets, at value .........................        $120,976        $117,910
                                                       --------        --------
 Shares outstanding ...........................          10,605          10,516
                                                       --------        --------
 Net asset value, offering price and redemption
  price per share .............................        $  11.41        $  11.21
                                                       --------        --------
(a) Cost of investments: ......................        $237,437        $223,782
                                                       --------        --------

                                                     INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                    SOLUTIONS III --    SOLUTIONS IV --    SOLUTIONS V --
                                                        MODERATE          LONG-TERM         AGGRESSIVE
                                                         GROWTH            GROWTH            GROWTH
---------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (a) .....................        $1,452,625        $2,229,479        $  494,606
Cash ..........................................                --                --               142
Receivables
 Fund shares sold .............................            42,301            26,305             1,320
 Manager for expense reimbursement ............            34,947            33,197            39,721
Deferred offering costs .......................            41,273            41,273            41,273
Other assets ..................................             2,821             2,966             2,603
                                                       ----------        ----------        ----------
  Total assets ................................         1,573,967         2,333,220           579,665
                                                       ----------        ----------        ----------
LIABILITIES
Payables
 Investments purchased ........................            33,301             9,110                --
 Fund shares repurchased ......................             1,534            12,758                --
 Management fee ...............................               253               416                86
 12b-1 service and distribution fees ..........               489             1,203               196
 Other payables to related parties ............            84,296            84,310            84,270
Due to custodian ..............................             6,422                --                --
Accrued expenses ..............................            32,833            36,704            29,681
                                                       ----------        ----------        ----------
  Total liabilities ...........................           159,128           144,501           114,233
                                                       ----------        ----------        ----------
NET ASSETS ....................................        $1,414,839        $2,188,719        $  465,432
                                                       ==========        ==========        ==========
Net assets consist of:
 Capital paid-in ..............................        $1,238,806        $1,854,737        $  392,007
 Undistributed net realized gain on investments            14,452            19,864             5,251
 Undistributed net investment income ..........             3,714             7,897            18,430
 Net unrealized appreciation on investments ...           157,867           306,221            49,744
                                                       ----------        ----------        ----------
NET ASSETS ....................................        $1,414,839        $2,188,719        $  465,432
                                                       ==========        ==========        ==========
CLASS A:
 Net assets, at value .........................        $  341,727        $  472,594        $   65,945
                                                       ----------        ----------        ----------
 Shares outstanding ...........................            29,433            39,238             5,832
                                                       ----------        ----------        ----------
 Net asset value and redemption price per share        $    11.61        $    12.04        $    11.31
                                                       ----------        ----------        ----------
 Maximum offering price per share
  (net asset value x 100/94.25) (b) ...........        $    12.32        $    12.77        $    12.00
                                                       ----------        ----------        ----------
CLASS B:
 Net assets, at value .........................        $  574,907        $1,137,109        $  173,756
                                                       ----------        ----------        ----------
 Shares outstanding ...........................            49,629            94,686            15,401
                                                       ----------        ----------        ----------
 Net asset value, offering price and redemption
  price per share (c) .........................        $    11.58        $    12.01        $    11.28
                                                       ----------        ----------        ----------
CLASS C:
 Net assets, at value .........................        $   98,060        $  333,097        $   88,687
                                                       ----------        ----------        ----------
 Shares outstanding ...........................             8,463            27,802             7,851
                                                       ----------        ----------        ----------
 Net asset value, offering price and redemption
  price per share (d) .........................        $    11.59        $    11.98        $    11.30
                                                       ----------        ----------        ----------
ADVISOR CLASS
 Net assets, at value .........................        $  400,145        $  245,919        $  137,044
                                                       ----------        ----------        ----------
 Shares outstanding ...........................            34,483            20,406            12,084
                                                       ----------        ----------        ----------
 Net asset value, offering price and redemption
  price per share .............................        $    11.60        $    12.05        $    11.34
                                                       ----------        ----------        ----------
(a) Cost of investments: ......................        $1,294,758        $1,923,258        $  444,863
                                                       ----------        ----------        ----------

(b) On sales of more than $50,000 the offering price is reduced.
(c) Subject to a maximum deferred sales charge of 5%.
(d) Subject to a maximum deferred sales charge of 1%.
(e) Actual shares at December 31, 1999 were 519.6.

    The accompanying notes are an integral part of the financial statements.

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 1999 (COMMENCEMENT) TO DECEMBER 31, 1999


                                             INTERNATIONAL    INTERNATIONAL
                                             SOLUTIONS I --    SOLUTIONS II --
                                              CONSERVATIVE        BALANCED
                                                 GROWTH            GROWTH
------------------------------------------------------------------------------
INVESTMENT INCOME
 Income dividends from Underlying Funds         $  2,888         $  3,321
 Interest ..............................             159              143
                                                --------         --------
                                                   3,047            3,464
                                                --------         --------
EXPENSES
 Management fee ........................             188              207
 Transfer agent ........................              42               48
 Custodian fees ........................           3,994            9,899
 Auditing and accounting fees ..........           9,500            9,500
 Shareholder reports ...................           1,500            1,500
 Amortization of deferred offering costs          41,273           41,273
 Fund accounting .......................           8,558            8,559
 Trustees' fees ........................             300              300
 12b-1 service and distribution fees ...             154              294
 Legal .................................           8,679            8,217
 Other .................................           1,989            2,652
                                                --------         --------
                                                  76,177           82,449
 Expenses reimbursed by Manager and
  Service fees (Note 2) ................         (75,729)         (81,883)
                                                --------         --------
  Net expenses .........................             448              566
                                                --------         --------
NET INVESTMENT INCOME ..................           2,599            2,898
                                                --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gain distributions from
  Underlying Funds .....................           2,782            2,527
 Net realized loss on investments ......              --               --
 Net change in unrealized appreciation
  on investments .......................          27,269           26,893
                                                --------         --------
  Net gain on investments ..............          30,051           29,420
                                                --------         --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .......................        $ 32,650         $ 32,318
                                                ========         ========

                                              INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                              SOLUTIONS III --   SOLUTIONS IV --    SOLUTIONS V --
                                                 MODERATE          LONG-TERM         AGGRESSIVE
                                                  GROWTH            GROWTH            GROWTH
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Income dividends from Underlying Funds         $  14,326         $  20,773         $   5,331
 Interest ..............................              151               117               159
                                                ---------         ---------         ---------
                                                   14,477            20,890             5,490
                                                ---------         ---------         ---------
EXPENSES
 Management fee ........................              789             1,161               272
 Transfer agent ........................              166               237                65
 Custodian fees ........................           28,350            35,343            16,572
 Auditing and accounting fees ..........            9,500             9,500             9,500
 Shareholder reports ...................            1,500             1,500             1,500
 Amortization of deferred offering costs           41,273            41,273            41,273
 Fund accounting .......................            8,572             8,577             8,559
 Trustees' fees ........................              300               300               300
 12b-1 service and distribution fees ...            1,325             3,192               426
 Legal .................................            9,920             9,144             8,679
 Other .................................            2,009             2,000             2,021
                                                ---------         ---------         ---------
                                                  103,704           112,227            89,167
 Expenses reimbursed by Manager and
  Service fees (Note 2) ................         (101,652)         (108,664)          (88,632)
                                                ---------         ---------         ---------
  Net expenses .........................            2,052             3,563               535
                                                ---------         ---------         ---------
NET INVESTMENT INCOME ..................           12,425            17,327             4,955
                                                ---------         ---------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gain distributions from
  Underlying Funds .....................           20,828            28,017             7,088
 Net realized loss on investments ......           (1,526)              (38)              (49)
 Net change in unrealized appreciation
  on investments .......................          157,867           306,221            49,744
                                                ---------         ---------         ---------
  Net gain on investments ..............          177,169           334,200            56,783
                                                ---------         ---------         ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .......................        $ 189,594         $ 351,527         $  61,738
                                                =========         =========         =========


    The accompanying notes are an integral part of the financial statements.

                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 1999 (COMMENCEMENT) TO DECEMBER 31, 1999


                                                   INTERNATIONAL     INTERNATIONAL
                                                   SOLUTIONS I --    SOLUTIONS II --
                                                    CONSERVATIVE        BALANCED
                                                       GROWTH            GROWTH
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
 Net investment income ......................        $   2,599         $   2,898
 Net realized gain on investments ...........            2,782             2,527
 Net change in unrealized appreciation
  on investments ............................           27,269            26,893
                                                     ---------         ---------
  Net increase resulting from operations ....           32,650            32,318
                                                     ---------         ---------
Class A distributions
Dividends
 From net investment income .................             (299)              (50)
 In excess of net investment income .........           (1,626)             (213)
                                                     ---------         ---------
  Total distributions to Class A shareholders           (1,925)             (263)
                                                     ---------         ---------
Class B distributions
Dividends
 From net investment income .................             (353)             (780)
 In excess of net investment income .........           (3,287)           (3,485)
                                                     ---------         ---------
  Total distributions to Class B shareholders           (3,640)           (4,265)
                                                     ---------         ---------
Class C distributions
Dividends
 From net investment income .................               --               (51)
 In excess of net investment income .........               --              (227)
                                                     ---------         ---------
  Total distributions to Class C shareholders               --              (278)
                                                     ---------         ---------
Advisor Class distributions
Dividends
 From net investment income .................           (1,947)           (2,017)
 In excess of net investment income .........           (3,783)           (3,633)
                                                     ---------         ---------
  Total distributions to Advisor
   Class shareholders .......................           (5,730)           (5,650)
                                                     ---------         ---------
Fund share transactions (Note 4)
 Class A ....................................           36,899             4,964
 Class B ....................................           71,033            80,433
 Class C ....................................              (10)            5,263
 Class I ....................................              (10)              (10)
 Advisor Class ..............................            6,730             5,650
                                                     ---------         ---------
  Net increase resulting from Fund
   share transactions .......................          114,642            96,300
                                                     ---------         ---------
TOTAL INCREASE IN NET ASSETS ................          135,997           118,162
NET ASSETS
 Beginning of period ........................          100,040           100,040
                                                     ---------         ---------
 END OF PERIOD ..............................        $ 236,037         $ 218,202
                                                     =========         =========
Undistributed net investment income .........        $  25,501         $  26,264
                                                     =========         =========

                                                    INTERNATIONAL        INTERNATIONAL       INTERNATIONAL
                                                    SOLUTIONS III --     SOLUTIONS IV --     SOLUTIONS V --
                                                       MODERATE            LONG-TERM          AGGRESSIVE
                                                        GROWTH               GROWTH             GROWTH
-----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
 Net investment income ......................        $    12,425         $    17,327         $     4,955
 Net realized gain on investments ...........             19,302              27,979               7,039
 Net change in unrealized appreciation
  on investments ............................            157,867             306,221              49,744
                                                     -----------         -----------         -----------
  Net increase resulting from operations ....            189,594             351,527              61,738
                                                     -----------         -----------         -----------
Class A distributions
Dividends
 From net investment income .................             (4,015)             (4,128)               (689)
 In excess of net investment income .........             (7,795)             (7,464)             (2,465)
                                                     -----------         -----------         -----------
  Total distributions to Class A shareholders            (11,810)            (11,592)             (3,154)
                                                     -----------         -----------         -----------
Class B distributions
Dividends
 From net investment income .................             (3,128)             (8,405)               (754)
 In excess of net investment income .........            (14,544)            (17,651)             (6,982)
                                                     -----------         -----------         -----------
  Total distributions to Class B shareholders            (17,672)            (26,056)             (7,736)
                                                     -----------         -----------         -----------
Class C distributions
Dividends
 From net investment income .................               (502)             (1,659)               (780)
 In excess of net investment income .........             (2,754)             (5,590)             (3,422)
                                                     -----------         -----------         -----------
  Total distributions to Class C shareholders             (3,256)             (7,249)             (4,202)
                                                     -----------         -----------         -----------
Advisor Class distributions
Dividends
 From net investment income .................             (4,780)             (3,135)             (2,732)
 In excess of net investment income .........             (9,332)             (2,802)             (3,779)
                                                     -----------         -----------         -----------
  Total distributions to Advisor
   Class shareholders .......................            (14,112)             (5,937)             (6,511)
                                                     -----------         -----------         -----------
Fund share transactions (Note 4)
 Class A ....................................            300,848             408,433              59,900
 Class B ....................................            529,426             972,362             162,699
 Class C ....................................             90,545             295,867              81,157
 Class I ....................................                (10)                (10)                (10)
 Advisor Class ..............................            251,246             111,334              21,511
                                                     -----------         -----------         -----------
  Net increase resulting from Fund
   share transactions .......................          1,172,055           1,787,986             325,257
                                                     -----------         -----------         -----------
TOTAL INCREASE IN NET ASSETS ................          1,314,799           2,088,679             365,392
NET ASSETS
 Beginning of period ........................            100,040             100,040             100,040
                                                     -----------         -----------         -----------
 END OF PERIOD ..............................        $ 1,414,839         $ 2,188,719         $   465,432
                                                     ===========         ===========         ===========
Undistributed net investment income .........        $     3,714         $     7,897         $    18,430
                                                     ===========         ===========         ===========

    The accompanying notes are an integral part of the financial statements.

10
--------------------------------------------------------------------------------

  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                          INTERNATIONAL SOLUTIONS I -- CONSERVATIVE GROWTH
                                                                       -------------------------------------------------------
                                                                          FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                                         OCTOBER 4, 1999    AUGUST 23, 1999     JULY 2, 1999
                                                                         (COMMENCEMENT)     (COMMENCEMENT)     (COMMENCEMENT)
                                                                         TO DECEMBER 31,    TO DECEMBER 31,   TO DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                         1999               1999              1999
------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS A            CLASS B        ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................    $     10.45        $     10.25        $     10.05
                                                                          -----------        -----------        -----------
 Income from investment operations
 Net investment income (a) ...........................................            .09                .06                .11
 Net realized and unrealized gain on investment transactions .........           1.48               1.64               1.82
                                                                          -----------        -----------        -----------
  Total from investment operations ...................................           1.57               1.70               1.93
                                                                          -----------        -----------        -----------
 Less distributions
 Dividends
  From net investment income .........................................            .09                .06                .11
  In excess of net investment income .................................            .49                .51                .46
                                                                          -----------        -----------        -----------
   Total distributions ...............................................            .58                .57                .57
                                                                          -----------        -----------        -----------
Net asset value, end of period .......................................    $     11.44        $     11.38        $     11.41
                                                                          ===========        ===========        ===========
Total return (%)(b) ..................................................          15.13              16.76              19.40

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .............................    $        40        $        75        $       121
Ratio of expenses to average net assets (%)(c)(d)
 With expense reimbursement and service fee (%) ......................            .64               1.39                .39
 Without expense reimbursement and service fee (%) ...................         101.44             102.19             101.19
Ratio of net investment income to average net assets (%)(a)(c) .......           3.41               2.66               3.66
Portfolio turnover rate (%) ..........................................             --                 --                 --


--------------------------------------------------------------------------------

                                                              INTERNATIONAL SOLUTIONS II -- BALANCED GROWTH
                                               ----------------------------------------------------------------------------
                                                   FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                SEPTEMBER 19, 1999    AUGUST 9, 1999     AUGUST 26, 1999     JULY 2, 1999
                                                  (COMMENCEMENT)      (COMMENCEMENT)     (COMMENCEMENT)     (COMMENCEMENT)
                                                  TO DECEMBER 31,     TO DECEMBER 31,    TO DECEMBER 31,   TO DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                  1999                1999               1999              1999
---------------------------------------------------------------------------------------------------------------------------
                                                       CLASS A             CLASS B            CLASS C        ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........     $     10.11          $     9.84        $     10.11        $     10.05
                                                   -----------          ----------        -----------        -----------
 Income from investment operations
 Net investment income (a) ...................             .11                 .10                .10                .20
 Net realized and unrealized gain on
  investment transactions ....................            1.55                1.81               1.53               1.53
                                                   -----------          ----------        -----------        -----------
  Total from investment operations ...........            1.66                1.91               1.63               1.73
                                                   -----------          ----------        -----------        -----------
 Less distributions
 Dividends
  From net investment income .................             .11                 .10                .10                .20
  In excess of net investment income .........             .45                 .46                .46                .37
                                                   -----------          ----------        -----------        -----------
   Total distributions .......................             .56                 .56                .56                .57
                                                   -----------          ----------        -----------        -----------
Net asset value, end of period ...............     $     11.21          $    11.19        $     11.18        $     11.21
                                                   ===========          ==========        ===========        ===========
Total return (%)(b) ..........................           16.60               19.59              16.15              17.30
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .....     $         5          $       89        $         6        $       118
Ratio of expenses to average net
 assets (%)(c)(d)
 With expense reimbursement and
  service fee (%) ............................             .58                1.33                .33                .33
 Without expense reimbursement and
  service fee (%) ............................           99.75              100.50             100.50              99.50
Ratio of net investment income to average
 net assets (%)(a)(c) ........................            3.61                2.86               2.86               3.86
Portfolio turnover rate (%) ..................              --                  --                 --                 --


 (a) Net investment income is net of expenses reimbursed by Manager and Service fees.
 (b) Total return represents aggregate total return and does not reflect a sales charge.
 (c)      Annualized
 (d)      Excludes expense ratios of Underlying Funds.

   The accompanying notes are an integral part of the financial statements.

                                                                              11
--------------------------------------------------------------------------------

  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 INTERNATIONAL SOLUTIONS III -- MODERATE GROWTH
                                                  ----------------------------------------------------------------------------
                                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                     JULY 6, 1999       JULY 30, 1999       JULY 23, 1999       JULY 2, 1999
                                                    (COMMENCEMENT)     (COMMENCEMENT)      (COMMENCEMENT)      (COMMENCEMENT)
                                                   TO DECEMBER 31,     TO DECEMBER 31,     TO DECEMBER 31,    TO DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                   1999                1999                1999               1999
------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A             CLASS B             CLASS C         ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $     10.17        $     10.07          $     9.95         $     10.07
                                                     -----------        -----------          ----------         -----------
 Income from investment operations
 Net investment income (a) ......................            .14                .07                 .02                 .14
 Net realized and unrealized gain on
  investment transactions .......................           1.72               1.84                2.03                1.81
                                                     -----------        -----------          ----------         -----------
  Total from investment operations ..............           1.86               1.91                2.05                1.95
                                                     -----------        -----------          ----------         -----------
 Less distributions
 Dividends
  From net investment income ....................            .14                .07                 .02                 .14
  In excess of net investment income ............            .28                .33                 .39                 .28
                                                     -----------        -----------          ----------         -----------
   Total distributions ..........................            .42                .40                 .41                 .42
                                                     -----------        -----------          ----------         -----------
Net asset value, end of period ..................    $     11.61        $     11.58          $    11.59         $     11.60
                                                     ===========        ===========          ==========         ===========
Total return (%)(b) .............................          18.38              19.13               20.70               19.54
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ........    $       342        $       575          $       98         $       400
Ratio of expenses to average net
 assets (%)(c)(d)
 With expense reimbursement and
  service fee (%) ...............................            .48               1.23                1.23                 .23
 Without expense reimbursement and
  service fee (%) ...............................          32.69              33.44               33.44               32.44
Ratio of net investment income to average
 net assets (%)(a)(c) ...........................           4.11               3.36                3.36                4.36
Portfolio turnover rate (%) .....................             12                 12                  12                  12


--------------------------------------------------------------------------------

                                                                 INTERNATIONAL SOLUTIONS IV -- LONG-TERM GROWTH
                                                  ----------------------------------------------------------------------------
                                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                     JULY 2, 1999       JULY 19, 1999      AUGUST 12, 1999      JULY 2, 1999
                                                    (COMMENCEMENT)     (COMMENCEMENT)      (COMMENCEMENT)      (COMMENCEMENT)
                                                   TO DECEMBER 31,     TO DECEMBER 31,     TO DECEMBER 31,    TO DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                   1999                1999                1999               1999
------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A             CLASS B             CLASS C         ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $     10.10        $     10.16          $     9.78         $     10.10
                                                     -----------        -----------          ----------         -----------
 Income from investment operations
 Net investment income (a) ......................            .11                .09                 .07                 .16
 Net realized and unrealized gain on
  investment transactions .......................           2.13               2.04                2.42                2.10
                                                     -----------        -----------          ----------         -----------
  Total from investment operations ..............           2.24               2.13                2.49                2.26
                                                     -----------        -----------          ----------         -----------
 Less distributions
 Dividends
  From net investment income ....................            .11                .09                 .07                 .16
  In excess of net investment income ............            .19                .19                 .22                 .15
                                                     -----------        -----------          ----------         -----------
   Total distributions ..........................            .30                .28                 .29                 .31
                                                     -----------        -----------          ----------         -----------
Net asset value, end of period ..................    $     12.04        $     12.01          $    11.98         $     12.05
                                                     ===========        ===========          ==========         ===========
Total return (%)(b) .............................          22.31              21.09               25.57               22.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ........    $       473        $     1,137          $      333         $       246
Ratio of expenses to average net
 assets (%)(c)(d)
 With expense reimbursement and
  service fee (%) ...............................            .33               1.08                1.08                 .08
 Without expense reimbursement and
  service fee (%) ...............................          23.73              24.48               24.48               23.48
Ratio of net investment income to average
 net assets (%)(a)(c) ...........................           4.17               3.42                3.42                4.42
Portfolio turnover rate (%) .....................              1                  1                   1                   1


 (a) Net investment income is net of expenses reimbursed by Manager and Service fees.
 (b) Total return represents aggregate total return and does not reflect a sales charge.
 (c)      Annualized
 (d)      Excludes expense ratios of Underlying Funds.

   The accompanying notes are an integral part of the financial statements.

12
--------------------------------------------------------------------------------

  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                INTERNATIONAL SOLUTIONS V -- AGGRESSIVE GROWTH
                                                ------------------------------------------------------------------------------
                                                  FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD
                                                   JULY 6, 1999     SEPTEMBER 13, 1999      JULY 16, 1999       JULY 2, 1999
                                                  (COMMENCEMENT)      (COMMENCEMENT)       (COMMENCEMENT)      (COMMENCEMENT)
                                                 TO DECEMBER 31,      TO DECEMBER 31,      TO DECEMBER 31,    TO DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                 1999                 1999                 1999               1999
------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A              CLASS B              CLASS C         ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........    $     10.22         $     10.22          $     10.10         $     10.11
                                                   -----------         -----------          -----------         -----------
 Income from investment operations
 Net investment income (a) ....................            .12                 .06                  .10                 .24
 Net realized and unrealized gain on
  investment transactions .....................           1.54                1.56                 1.66                1.56
                                                   -----------         -----------          -----------         -----------
  Total from investment operations ............           1.66                1.62                 1.76                1.80
                                                   -----------         -----------          -----------         -----------
 Less distributions
 Dividends
  From net investment income ..................            .12                 .06                  .10                 .24
  In excess of net investment income ..........            .45                 .50                  .46                 .33
                                                   -----------         -----------          -----------         -----------
   Total distributions ........................            .57                 .56                  .56                 .57
                                                   -----------         -----------          -----------         -----------
Net asset value, end of period ................    $     11.31         $     11.28          $     11.30         $     11.34
                                                   ===========         ===========          ===========         ===========
Total return (%)(b) ...........................          16.38               16.07                17.65               17.95

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ......    $        66         $       174          $        89         $       137
Ratio of expenses to average net
 assets (%)(c)(d)
 With expense reimbursement and
  service fee (%) .............................            .35                1.10                 1.10                 .10
 Without expense reimbursement and
  service fee (%) .............................          81.82               82.57                82.57               81.57
Ratio of net investment income to average
 net assets (%)(a)(c) .........................           4.70                3.95                 3.95                4.95
Portfolio turnover rate (%) ...................              2                   2                    2                   2


 (a) Net investment income is net of expenses reimbursed by Manager and Service fees.
 (b) Total return represents aggregate total return and does not reflect a sales charge.
 (c)      Annualized
 (d)      Excludes expense ratios of Underlying Funds.

   The accompanying notes are an integral part of the financial statements.

                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

Mackenzie Solutions (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and is organized as a Massachusetts business trust under a Declaration of Trust dated November 18, 1998. The Company operates as a series company and at December 31, 1999, consisted of five diversified investment portfolios: International Solutions I - Conservative Growth ("Conservative Growth"), International Solutions II - Balanced Growth ("Balanced Growth"), International Solutions III
- Moderate Growth ("Moderate Growth"), International Solutions IV - Long-term Growth ("Long-term Growth") and International Solutions V - Aggressive Growth ("Aggressive Growth") (each a "Fund" and, collectively the "Funds"). The Funds were initially seeded on June 28, 1999, commenced operations on July 1, 1999 and received initial subscriptions beginning July 2, 1999. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Class I and Advisor Class are authorized. The Funds invest primarily in existing mutual funds (the "Underlying Funds") that are either affiliated with Ivy Management Inc. ("IMI") or unaffiliated.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in the shares of Underlying Funds are valued at their net asset value as reported by such funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Income dividends and capital gain distributions are recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

FEDERAL INCOME TAXES -- Each Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provisions have been recorded for Federal income or excise taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared in December. Distributions to shareholders are recorded on the ex-dividend date. The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to non-deductible offering costs. As a result, Net investment income and Net realized loss on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, each Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Funds.

DEFERRED OFFERING COSTS -- Offering costs are being amortized over a one year period beginning July 1, 1999, the date each Fund commenced operations. Offering costs have been paid by Mackenzie Investment Management Inc. ("MIMI") and will be reimbursed by each Fund.

2. RELATED PARTIES

IMI is the Investment Adviser of each Fund. For its services, IMI receives a fee monthly at the annual rate of .25% of each Fund's average daily net assets. Currently, IMI limits each Fund's total operating expenses (excluding taxes, 12b-1 fees and certain other expenses) to annual rates of .39% for Conservative Growth, .33% for Balanced Growth, .23% for Moderate Growth, .08% for Long-term Growth and .10% for Aggressive Growth Fund, of each Fund's average daily net assets. Garmaise Investment Technologies (US) Inc. ("GIT") provides asset allocation consulting services to IMI in connection with the Funds pursuant to a sub-advisory contract. IMI, not the Funds, is obligated to compensate GIT.

Each Fund invests in certain Underlying Funds, which are separately-managed by affiliated and unaffiliated managers. Each manager of an unaffiliated Underlying Fund has agreed to make a payment to IMI at an annual rate up to .25% of the average daily value of the shares of the Underlying Fund held by each Fund during any calendar quarter. Such payments will be used by IMI to reduce the expenses of the Funds. By effectively lowering each Fund's expenses, the payments will also reduce the amount of voluntary reimbursement by IMI necessary to maintain each Fund's annual operating expense level. For the period ended December 31, 1999 such payments of $69, $89, $323, $470 and $106 were made to Conservative Growth, Balanced Growth,


14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Moderate Growth, Long-term Growth and Aggressive Growth, respectively. These payments are reflected as Service fees in the Statements of Operations and in the Financial Highlights.

MIMI, of which IMI is a wholly owned subsidiary, provides certain accounting and pricing services for each Fund. For those services, each Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Fund accounting in the Statement of Operations. MIMI also provides certain administrative services to each Fund at no charge. At December 31, 1999, MIMI owned 51.2% of Conservative Growth, 54.0% of Balanced Growth, 8.5% of Moderate Growth, 5.6% of Long-term Growth and 25.5% of Aggressive Growth.

Ivy Mackenzie Distributors, Inc. ("IMDI"), a wholly owned subsidiary of MIMI, is the underwriter and distributor of each Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the period ended December 31, 1999, the net amount of underwriting discount retained by IMDI was $0, $39, $846, $2,252 and $264 for Conservative Growth, Balanced Growth, Moderate Growth, Long-term Growth and Aggressive Growth, respectively.

Under Service and Distribution Plans, each Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average daily net assets, excluding Advisor Class and Class I. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average daily net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of each Fund. Such fees, detailed below, are reflected as 12b-1 service and distribution fees in each Funds' Statement of Operations.


----------------------------------------------------------------
                                 CLASS A     CLASS B     CLASS C
----------------------------------------------------------------
Conservative Growth .........      $ 21     $  133      $  0
Balanced Growth .............      $  3     $  273      $ 18
Moderate Growth .............      $244     $  932      $149
Long-term Growth ............      $248     $2,459      $485
Aggressive Growth ...........      $ 37     $  191      $198

Ivy Mackenzie Services Corp. ("IMSC"), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for each Fund. For those services, each Fund pays certain out-of-pocket expenses. Such fees and expenses are reflected as Transfer agent in each Fund's Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from each Fund, which is reflected as Trustees' fees in each Fund's Statement of Operations.


                                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C, Class I and Advisor Class were as follows:

                                                 CONSERVATIVE GROWTH         BALANCED GROWTH          MODERATE GROWTH
                                              -----------------------     -------------------     -----------------------
                                                   FOR THE PERIOD            FOR THE PERIOD          FOR THE PERIOD
                                                   OCTOBER 4, 1999         SEPTEMBER 19, 1999         JULY 6, 1999
                                                   (COMMENCEMENT)            (COMMENCEMENT)          (COMMENCEMENT)
                                                TO DECEMBER 31, 1999     TO DECEMBER 31, 1999     TO DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------
CLASS A                                          SHARES        AMOUNT    SHARES      AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold ........................................    3,349       $ 34,984      466        $4,711       36,105      $  368,055
Issued on reinvestment of dividends .........      173          1,925       24           263        1,050          11,810
Repurchased .................................       (1)           (10)      (1)          (10)      (7,723)        (79,017)
                                                ------       --------     ----        ------      -------      ----------
 Net increase ...............................    3,521       $ 36,899      489        $4,964       29,432      $  300,848
                                                ======       ========     ====        ======      =======      ==========

                                                 CONSERVATIVE GROWTH          BALANCED GROWTH            MODERATE GROWTH
                                              -----------------------     ---------------------     --------------------------
                                                   FOR THE PERIOD             FOR THE PERIOD              FOR THE PERIOD
                                                   AUGUST 23, 1999            AUGUST 9, 1999              JULY 30, 1999
                                                   (COMMENCEMENT)             (COMMENCEMENT)              (COMMENCEMENT)
                                                TO DECEMBER 31, 1999       TO DECEMBER 31, 1999        TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
CLASS B                                          SHARES        AMOUNT     SHARES       AMOUNT      SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold ........................................    6,413       $ 69,283     7,825       $79,040      49,890      $  532,440
Issued on reinvestment of dividends .........      159          1,760       128         1,403         631           7,085
Repurchased .................................       (1)           (10)       (1)          (10)       (893)        (10,099)
                                                ------       --------     -------     -------     -------      ----------
 Net increase ...............................    6,571       $ 71,033     7,952       $80,433      49,628      $  529,426
                                                ======       ========     ======      =======     =======      ==========

                                                 CONSERVATIVE GROWTH         BALANCED GROWTH          MODERATE GROWTH
                                              -----------------------     -------------------     -----------------------
                                                   FOR THE PERIOD            FOR THE PERIOD           FOR THE PERIOD
                                                    JULY 2, 1999             AUGUST 26, 1999           JULY 23, 1999
                                                   (COMMENCEMENT)           (COMMENCEMENT)            (COMMENCEMENT)
                                                TO DECEMBER 31, 1999     TO DECEMBER 31, 1999      TO DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------
CLASS C                                          SHARES        AMOUNT    SHARES      AMOUNT     SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold ........................................      --         $    --     520        $5,273     8,495      $ 90,914
Issued on reinvestment of dividends .........      --              --      --            --        55           618
Repurchased .................................      (1)            (10)     (1)          (10)      (88)         (987)
                                                   --         -------     ---        ------    ------      --------
 Net (decrease) increase ....................      (1)        $   (10)    519        $5,263     8,462      $ 90,545
                                                   ==         =======     ===        ======    ======      ========



16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                           CONSERVATIVE GROWTH        BALANCED GROWTH          MODERATE GROWTH
                        -----------------------     -----------------     -------------------------
                             FOR THE PERIOD           FOR THE PERIOD           FOR THE PERIOD
                              JULY 2, 1999             JULY 2, 1999             JULY 2, 1999
                             (COMMENCEMENT)           (COMMENCEMENT)           (COMMENCEMENT)
                          TO DECEMBER 31, 1999    TO DECEMBER 31, 1999      TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
CLASS I                    SHARES        AMOUNT    SHARES     AMOUNT     SHARES        AMOUNT
---------------------------------------------------------------------------------------------------
Repurchased ...........    (1)        $  (10)      (1)       $(10)       (1)        $  (10)
                           --         ------       --        ----        --         ------
 Net decrease .........    (1)        $  (10)      (1)       $(10)       (1)        $  (10)
                           ==         ======       ==        ====        ==         ======

                                                CONSERVATIVE GROWTH       BALANCED GROWTH        MODERATE GROWTH
                                              ---------------------     -----------------    -------------------------
                                                  FOR THE PERIOD          FOR THE PERIOD         FOR THE PERIOD
                                                   JULY 2, 1999            JULY 2, 1999          JULY 2, 1999
                                                  (COMMENCEMENT)          (COMMENCEMENT)        (COMMENCEMENT)
                                               TO DECEMBER 31, 1999   TO DECEMBER 31, 1999   TO DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                   SHARES       AMOUNT    SHARES     AMOUNT    SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold ........................................      88      $  1,000       --      $   --    24,105     $ 246,999
Issued on reinvestment of dividends .........     517         5,730      516       5,650       378         4,247
                                                  ---      --------      ---      ------    ------     ---------
 Net increase ...............................     605      $  6,730      516      $5,650    24,483     $ 251,246
                                                  ===      ========      ===      ======    ======     =========

                                                   LONG-TERM GROWTH           AGGRESSIVE GROWTH
                                              -------------------------     ---------------------
                                                    FOR THE PERIOD             FOR THE PERIOD
                                                     JULY 2, 1999               JULY 6, 1999
                                                    (COMMENCEMENT)             (COMMENCEMENT)
                                                 TO DECEMBER 31, 1999       TO DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
CLASS A                                           SHARES         AMOUNT    SHARES      AMOUNT
-------------------------------------------------------------------------------------------------
Sold ........................................     42,395      $  441,240   6,124      $ 62,814
Issued on reinvestment of dividends .........        861          10,010     234         2,563
Repurchased .................................     (4,019)        (42,817)   (527)       (5,477)
                                                  ------      ----------   -----      --------
 Net increase ...............................     39,237      $  408,433   5,831      $ 59,900
                                                  ======      ==========   =====      ========

                                                   LONG-TERM GROWTH             AGGRESSIVE GROWTH
                                              -------------------------     -------------------------
                                                    FOR THE PERIOD               FOR THE PERIOD
                                                     JULY 19, 1999             SEPTEMBER 13, 1999
                                                    (COMMENCEMENT)               (COMMENCEMENT)
                                                 TO DECEMBER 31, 1999         TO DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS B                                           SHARES         AMOUNT      SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------
Sold ........................................     95,695      $  982,804    15,170       $160,180
Issued on reinvestment of dividends .........        768           8,907       231          2,529
Repurchased .................................     (1,778)        (19,349)       (1)           (10)
                                                  ------      ----------    ------       --------
 Net increase ...............................     94,685      $  972,362    15,400       $162,699
                                                  ======      ==========    ======       ========


                                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOLUTIONS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                   LONG-TERM GROWTH            AGGRESSIVE GROWTH
                                              -------------------------     -----------------------
                                                     FOR TH PERIOD              FOR THE PERIOD
                                                    AUGUST 12, 1999              JULY 16, 1999
                                                    (COMMENCEMENT)              (COMMENCEMENT)
                                                 TO DECEMBER 31, 1999        TO DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------
CLASS C                                           SHARES         AMOUNT     SHARES       AMOUNT
---------------------------------------------------------------------------------------------------
Sold ........................................    27,492       $ 292,289     7,723       $79,761
Issued on reinvestment of dividends .........       310           3,588       128         1,406
Repurchased .................................        (1)            (10)       (1)          (10)
                                                 ------       ---------     -----       -------
 Net increase ...............................    27,801       $ 295,867     7,850       $81,157
                                                 ======       =========     =====       =======

                            LONG-TERM GROWTH         AGGRESSIVE GROWTH
                        -----------------------     --------------------
                             FOR THE PERIOD            FOR THE PERIOD
                              JULY 2, 1999              JULY 2, 1999
                             (COMMENCEMENT)            (COMMENCEMENT)
                          TO DECEMBER 31, 1999      TO DECEMBER 31, 1999
------------------------------------------------------------------------
CLASS I                    SHARES        AMOUNT    SHARES      AMOUNT
------------------------------------------------------------------------
Repurchased ...........    (1)        $  (10)      (1)       $(10)
                           --         ------       --        ----
 Net decrease .........    (1)        $  (10)      (1)       $(10)
                           ==         ======       ==        ====

                                                   LONG-TERM GROWTH          AGGRESSIVE GROWTH
                                              ------------------------     ---------------------
                                                    FOR THE PERIOD            FOR THE PERIOD
                                                     JULY 2, 1999              JULY 2, 1999
                                                    (COMMENCEMENT)            (COMMENCEMENT)
                                                 TO DECEMBER 31, 1999      TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------------
ADVISOR CLASS                                    SHARES         AMOUNT    SHARES      AMOUNT
------------------------------------------------------------------------------------------------
Sold ........................................    10,265      $ 109,684    1,491      $15,000
Issued on reinvestment of dividends .........       266          3,093      593        6,511
Repurchased .................................      (125)        (1,443)      --           --
                                                 ------      ---------    -----      -------
 Net increase ...............................    10,406      $ 111,334    2,084      $21,511
                                                 ======      =========    =====      =======




18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of Mackenzie Solutions

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Solutions I -- Conservative Growth, International Solutions II -- Balanced Growth, International Solutions III -- Moderate Growth, International Solutions IV -- Long-term Growth and International Solutions V -- Aggressive Growth (constituting Mackenzie Solutions, hereafter referred to as the "Company") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the period July 1, 1999 (commencement of operations) through December 31, 1999 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP



Fort Lauderdale, Florida
February 4, 2000

                                                                              19
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